Contractual obligations and commitments (Details) € in Thousands	Dec. 31, 2017 EUR (€)
SummaryOfContractualObligationsLineItems [Line Items]
Operating lease obligations	€ 5,249
Within one year
SummaryOfContractualObligationsLineItems [Line Items]
Operating lease obligations	4,679
Between one and three years
SummaryOfContractualObligationsLineItems [Line Items]
Operating lease obligations	506
Between three and five years
SummaryOfContractualObligationsLineItems [Line Items]
Operating lease obligations	57
More than five years
SummaryOfContractualObligationsLineItems [Line Items]
Operating lease obligations	€ 7